Subsequent Event (Details) - USD ($)		6 Months Ended
	May 04, 2023	Jun. 30, 2023
Subsequent Events
Holders of number of shares who exercised their right to redeem shares	30,460,066	30,460,066
Redemption price per share	$ 10.42
Aggregate redemption amount	$ 317,000,000